12. Commitments and Contingencies (Details)	Mar. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease due 2016	$ 348,000
Operating lease due 2017	277,000
Operating lease due 2018	185,000
Operating lease due 2019	116,000
Operating lease due 2020	10,000
Total minimum lease payments	$ 936,000